Provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 9,628,268	R$ 10,142,022
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	171,831	158,584
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	807,950	968,752
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	669,108	695,097
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,362,849	1,067,350
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,321,935	3,093,735
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 5,294,595	R$ 4,158,504